Finance and Operating Lease_The Future Minimum Lease Payments Arising(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Finance Lease And Operating Lease By Lessee Line Items [Line Items]
Net carrying amount of finance lease assets	₩ 29,817	₩ 40,750
Disclosure Of Finance Lease By Lessee Abstract [Abstract]
Minimum lease payment	4,705	5,523
Present value of minimum lease payment	4,569	5,299
Disclosure Of Operating Lease By Lessee Abstract [Abstract]
Minimum lease payment	398,885	357,169
Minimum sublease payment	(3,101)	(1,109)
Within 1 year
Disclosure Of Finance Lease By Lessee Abstract [Abstract]
Minimum lease payment	2,555	2,424
Present value of minimum lease payment	2,510	2,392
Disclosure Of Operating Lease By Lessee Abstract [Abstract]
Minimum lease payment	168,707	148,449
1~5 years
Disclosure Of Finance Lease By Lessee Abstract [Abstract]
Minimum lease payment	2,150	3,099
Present value of minimum lease payment	2,059	2,907
Disclosure Of Operating Lease By Lessee Abstract [Abstract]
Minimum lease payment	196,050	174,232
Over 5 years
Disclosure Of Operating Lease By Lessee Abstract [Abstract]
Minimum lease payment	₩ 34,128	₩ 34,488